Share-Based Compensation Plans (Details) - Schedule of movement in the number of restricted share units outstanding - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Plans (Details) - Schedule of movement in the number of restricted share units outstanding [Line Items]
Outstanding at beginning		200,000
Settled	(66,667)	(66,667)
Outstanding at ending	66,666
Outstanding at ending		133,333